Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
Empower Bond Index Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Bond Index Fund (Institutional Class/MXCOX)
Average Annual Return, Percent	6.94%	(0.65%)		1.79%
Empower Bond Index Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Bond Index Fund (Investor Class/MXBIX)
Average Annual Return, Percent	6.62%	(1.00%)		1.43%
Empower Core Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Bond Fund (Institutional Class/MXIUX)
Average Annual Return, Percent	7.18%	(0.32%)		2.42%
Empower Core Bond Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Bond Fund (Investor Class/MXFDX)
Average Annual Return, Percent	6.75%	(0.68%)		2.05%
Empower Global Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Global Bond Fund (Institutional Class/MXZMX)
Average Annual Return, Percent	7.89%	(1.85%)		0.63%
Empower Global Bond Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Global Bond Fund (Investor Class/MXGBX)
Average Annual Return, Percent	7.54%	(2.20%)		0.27%
Empower High Yield Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower High Yield Bond Fund (Institutional Class/MXFRX)
Average Annual Return, Percent	9.34%	3.91%		6.34%
Empower High Yield Bond Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower High Yield Bond Fund (Investor Class/MXHYX)
Average Annual Return, Percent	8.96%	3.57%		5.98%
Empower Inflation-Protected Securities Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)
Average Annual Return, Percent	7.17%	2.22%	3.08%
Empower Inflation-Protected Securities Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)
Average Annual Return, Percent	6.75%	1.87%	2.72%
Empower Multi-Sector Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)
Average Annual Return, Percent	8.39%	2.17%		4.71%
Empower Multi-Sector Bond Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Multi-Sector Bond Fund (Investor Class/MXLMX)
Average Annual Return, Percent	7.98%	1.83%		4.35%
Empower Short Duration Bond - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Short Duration Bond Fund (Institutional Class/MXXJX)
Average Annual Return, Percent	5.80%	2.49%		2.85%
Empower Short Duration Bond Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Short Duration Bond Fund (Investor Class/MXSDX)
Average Annual Return, Percent	5.29%	2.11%		2.48%
Empower U.S. Government Securities Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower U.S. Government Securities Fund (Institutional Class/MXDQX)
Average Annual Return, Percent	7.06%	(0.36%)		1.56%
Empower U.S. Government Securities Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower U.S. Government Securities Fund (Investor Class/MXGMX)
Average Annual Return, Percent	6.60%	(0.71%)		1.20%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	1.76%	2.01%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Average Annual Return, Percent	8.42%	(1.87%)		1.50%
ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20% [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20%
Average Annual Return, Percent	10.38%	4.66%		7.44%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index
Average Annual Return, Percent	7.47%	2.52%	3.43%
Bloomberg 1-3 Year Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Credit Bond Index
Average Annual Return, Percent	5.82%	2.46%		2.64%
Bloomberg U.S. Government/Mortgage Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent	7.09%	(0.53%)		1.46%

[1]	Institutional Class inception date was January 4, 2018.